Employee Defined Contribution Plan (Details Textual) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent							45.00%	28.00%
Defined Contribution Plan, Cost Recognized	1.9	$ 0.5	3.1		2.1	1.3
Average Remaining Life Expectancy For Male		19 years	19 years
Average Remaining Life Expectancy For Females		22 years	22 years
Expected Long Term Rate Of Return		2.97%	2.97%
Defined Benefit Plan, Contributions by Employer		0.9	5.5	0.9	5.5
Contributions paid into the plan		$ 3.0	18.2	$ 2.3	14.0